INCOME TAXES (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hong Kong | Assessable profits of HK$2 million
Income taxes
Profits tax rate (as a percent)	8.25%	8.25%	8.25%
Hong Kong | Assessable profits in excess of HK$2 Million
Income taxes
Profits tax rate (as a percent)	16.50%	16.50%	16.50%
Singapore
Income taxes
Unified income tax rate	17.00%	17.00%	17.00%
Singapore | Tax Exempted for First SGD$10K
Income taxes
Exempted tax amount	$ 10
Exempted tax percentage	75.00%
Singapore | Tax Exempted for Next SGD$190K
Income taxes
Exempted tax amount	$ 190
Exempted tax percentage	50.00%	50.00%	50.00%